Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	120 Months Ended
Dec. 31, 2013
Guarantees
Residential mortgage loans sold	$ 165.5
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	23.5
Non-agency securitizations
Guarantees
Residential mortgage loans sold	133.8
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	26.2
Borrower payments on mortgage loans sold	88.9
Loan defaults on mortgage loans sold	18.7
Bank
Guarantees
Residential mortgage loans sold	165.5
Bank | Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Bank | Private investors, primarily banks
Guarantees
Residential mortgage loans sold	23.5
Bank | Non-agency securitizations
Guarantees
Residential mortgage loans sold	133.8
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	26.2
Borrower payments on mortgage loans sold	88.9
Loan defaults on mortgage loans sold	$ 18.7